Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (400,740)	$ 244,550	$ 282,122
Adjustments required to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	23,680	21,383	18,597
Realized loss on sale of long-lived assets	92	28	27
Change in derivative instruments, net	(236)	(2,649)	3,115
Effect of exchange differences on intercompany balances			(2,517)
Foreign exchange effect of marketable securities and bank deposits	(4,588)	(11,600)	(27,016)
Deferred income taxes, net	(38,413)	7,584	12,262
Decrease (increase) in trade receivables, net	21,683	2,724	(32,088)
(Increase) decrease in other receivables, prepaid expenses and other	(7,235)	1,247	675
Increase in inventories, net	(27,219)	(4,994)	(5,515)
(Increase) decrease in income tax receivables	(9,090)	10,890	73,581
Increase (decrease) in trade payables	32,308	(6,202)	9,881
Increase (decrease) in other accounts payable and accrued expenses	454,609	1,423	(5,683)
(Decrease) increase in income tax payables	(4,397)	5,561	(3,669)
Expense (income) from amortization of marketable securities bonds, net	5,316	1,660	(63)
Net cash provided by operating activities	45,770	271,605	323,709
Cash flows from investing activities:
Purchase of property, plant and equipment	(16,991)	(26,631)	(26,992)
Investment in other intangible assets	(161)	(1,783)	(3,666)
Proceeds from short-term bank deposits, net			225,503
Proceeds from long-term deposits and other assets			70,685
Investment in marketable securities	(1,132,501)	(1,222,190)	(1,165,685)
Proceeds from marketable securities	1,217,386	952,421	1,157,317
Proceeds from (investment in) sale of long-lived assets	8	21	(26)
Net cash provided by (used in) investing activities	67,741	(298,162)	257,136
Cash flows from financing activities:
Repurchase of treasury stock	(24,196)	(26,984)	(88,849)
Dividends paid			(500,000)
Net cash used in financing activities	(24,196)	(26,984)	(588,849)
Effect of exchange rate changes on cash and cash equivalents	2,508	(556)	(1,156)
Increase (decrease) in cash and cash equivalents	91,823	(54,097)	(9,160)
Cash and cash equivalents at the beginning of the period	513,354	567,451	576,611
Cash and cash equivalents at the end of the period	605,177	513,354	567,451
Cash paid during the year for:
Income taxes	29,377	54,536	71,096
Cash received during the year for:
Income taxes	4,093	24,331	69,436
Non-cash investing transactions:
Purchase of property, plant and equipment included in accounts payable	2,997	1,477	4,740
Investment in intangible assets on credit	15
Non-cash financing transactions:
Purchase of treasury stock	782
Purchase of marketable securities	$ 9,417	$ 9,159	$ 2,003